U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


===============================================================================
1.    Name and address of issuer:

      PaineWebber Investment Trust
      1285 Avenue of the Americas
      New York, NY 10019

===============================================================================
2.    Name of each series or class of funds for which this notice is filed:

      PaineWebber Global Equity Fund
      --Class A, B, C and Y shares

===============================================================================
3.    Investment Company Act File Number:

            811-6292

      Securities Act File Number:

            33-39659

===============================================================================
4.    Last day of fiscal year for which this notice is filed:

      October 31, 1996

===============================================================================
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         /-/
===============================================================================
6. Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):


===============================================================================
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None

===============================================================================

===============================================================================
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      7,426,208 shares representing $121,270,094

===============================================================================
9. Number and aggregate sale price of securities sold during the fiscal year:

      2,016,264 shares representing $34,543,134 (including shares issued in connection with dividend reinvestment plans)

===============================================================================
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      2,016,264 shares representing $34,543,134

===============================================================================
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      None

===============================================================================
12.   Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year in reliance on
            rule 24f-2 (from Item 10):     $      34,543,134
                                           --------------------
    (ii)    Aggregate price of shares
            issued in connection with
            dividend reinvestment plans
            (from Item 11, if applicable): +               0
                                           --------------------

   (iii)    Aggregate price of shares
            redeemed or repurchased during
            the fiscal year
            (if applicable):               -      34,543,134
                                           --------------------

            (iv) Aggregate price of
            shares redeemed or
            repurchased and previously
            applied as a reduction to
            filing fees pursuant to rule
            24e-2 (if applicable):         +               0
                                           --------------------

            (v) Net aggregate price of
            securities sold and issued
            during the fiscal year in
            reliance on rule 24f-2 [line
            (i), plus line (ii), less
            line (iii), plus line (iv)]
            (if applicable):               $               0
                                           --------------------

    (vi)    Multiplier prescribed by
            Section 6(b) of the
            Securities Act of 1933 or
            other applicable law or
            regulation (see Instruction
            C.6):                          x      1/33 of 1%
                                           -------------------

    (vii)   Fee due (line (1) or
            line (v) multiplied by
            line (vi)                      $               0
                                           -------------------
===============================================================================
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         /-/

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


===============================================================================
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Ann E. Moran
                              -------------------------------------
                                  Ann E. Moran
                              -------------------------------------
                                  Vice President & Asst Treasurer
                              -------------------------------------

Date:   December 20, 1996
      ------------------------
===============================================================================